Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is December 11, 2012

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: At a meeting, held on December 4, 2012, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio of the Trust.

1. The following replaces the “Annual Operating Expenses” section on page 66 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.44%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$45
3 Years	$141
5 Years	$246
10 Years	$555

2. The following supplements the “Principal Investment Risks” section on page 67 of the Prospectus:

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 49 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.50%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$51
3 Years	$160
5 Years	$280
10 Years	$628

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 53 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.64%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is December 11, 2012

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: At a meeting, held on December 4, 2012, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio of the Trust.

1. The following replaces the “Annual Operating Expenses” section on page 65 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.19%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

2. The following supplements the “Principal Investment Risks” section on page 66 of the Prospectus:

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 48 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.25%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 52 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.39%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$40
3 Years	$125
5 Years	$219
10 Years	$493